NATURE AND DESCRIPTION OF BUSINESS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
SCHEDULE OF ACQUIRED IDENTIFIABLE ASSETS AND LIABILITIES
ALTANINE, INC. [Member]
SCHEDULE OF ACQUIRED IDENTIFIABLE ASSETS AND LIABILITIES

The following table shows the allocation of the total consideration to the acquired identifiable assets and liabilities:

Identifiable assets and liabilities	April 1, 2024
Patents	$10,041,591
Deferred tax asset, net of valuation allowance	-
Accounts payable and accrued expenses	(137,711)

Total consideration	$9,903,880

The following table shows the allocation of the consideration for the acquired identifiable assets and liabilities:

Intellectual Property - Patents	$10,041,591
Deferred tax asset, net of valuation allowance	-
Accounts payable and accrued expense assumed	(137,711)
Consideration, net	$9,903,880